Asset Retirement Obligation (Tables)	6 Months Ended
Jun. 30, 2013
Asset Retirement Obligation Disclosure [Abstract]
Schedule of reconciliation of the beginning and ending aggregate carrying amount of ARO liabilities
The following table is a reconciliation of the asset retirement obligations (in thousands):

Asset retirement obligation at December 31, 2012	$8,319
Obligations assumed	25,764
Accretion expense	167
Asset retirement obligation at June 30, 2013	$34,250
Total expenses related to operating leases, asset retirement obligations, land site leases and right-of-way agreements were (in thousands):

	Three Months Ended		Six Months Ended
	June 30,		June 30,
	2013	2012	2013	2012
Operating leases	$265	$225	$484	$439
Asset retirement obligation	157	7	167	13
	$422	$232	$651	$452